Stock Option and Incentive Plan - Assumptions Used in Calculating Fair Value of Options (Detail) - $ / shares		12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Disclosure of Stock Option and Incentive Plan [Abstract]
Risk-free interest rate	[1]	0.30%	1.41%	2.64%
Expected life of stock options	[2]	4 years 6 months	4 years 6 months	4 years 6 months
Expected volatility	[3]	21.30%	17.30%	17.80%
Expected dividend yield	[4]	2.22%	1.75%	1.82%
Fair value per option		$ 7.82	$ 8.85	$ 9.13

[1]	Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options.
[2]	Expected life of stock options is based upon historical experience.
[3]	Expected volatility is based on blended volatility.
[4]	Expected dividend yield is based on the Company’s history and future expectation of dividend payouts.